Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2014	2013	2012
Land	—	$665	$688	$723
Buildings and land improvements	20-45	7,119	6,928	6,214
Machinery, equipment and other	3-10	16,971	16,793	16,073
Equipment leased to others	1-10	5,596	5,365	4,658
Construction-in-process	—	1,221	1,542	2,264
Total property, plant and equipment, at cost		31,572	31,316	29,932
Less: Accumulated depreciation		(14,995)	(14,241)	(13,471)
Property, plant and equipment–net		$16,577	$17,075	$16,461

Assets recorded under capital leases

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2014	2013	2012
Gross capital leases [2]	$111	$125	$134
Less: Accumulated depreciation	(52)	(50)	(58)
Net capital leases	$59	$75	$76

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases	At December 31, 2014, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$8	$26	$10	$7	$7	$35

Equipment leased to others

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2014	2013	2012
Equipment leased to others–at original cost	$5,596	$5,365	$4,658
Less: Accumulated depreciation	(1,565)	(1,521)	(1,383)
Equipment leased to others–net	$4,031	$3,844	$3,275

Scheduled minimum rental payments to be received for equipment leased to others	At December 31, 2014, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$951	$621	$353	$180	$73	$28